Cover Page	Jun. 05, 2020
Cover page. [Abstract]
Document Type	8-K
Document Period End Date	Jun. 05, 2020
Entity Registrant Name	VOCERA COMMUNICATIONS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35469
Entity Tax Identification Number	94-3354663
Entity Address, Address Line One	525 Race Street
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95126
City Area Code	408
Local Phone Number	882-5100
Soliciting Material	false
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0003 par value
Trading Symbol	VCRA
Security Exchange Name	NYSE
Entity Central Index Key	0001129260
Amendment Flag	false
Entity Emerging Growth Company	false